CONDENSED CONSOLIDATING FINANCIAL INFORMATION (Details)	Mar. 31, 2015
CONDENSED CONSOLIDATING FINANCIAL INFORMATION
Ownership percentage	100.00%
9.75% Senior Subordinated Notes due 2020
CONDENSED CONSOLIDATING FINANCIAL INFORMATION
Interest rate of debt (as a percent)	9.75%
5.875% Senior Subordinated Notes Due 2022
CONDENSED CONSOLIDATING FINANCIAL INFORMATION
Interest rate of debt (as a percent)	5.875%